JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS - 98.8%
Aerospace & Defense - 0.8%
Raytheon Technologies Corp.	133	11,582

Banks - 3.6%
Bank of America Corp.	653	25,062
First Republic Bank	38	7,496
Wells Fargo & Co.	406	18,661

		51,219

Beverages - 1.3%
PepsiCo, Inc.	115	18,064

Biotechnology - 2.2%
AbbVie, Inc.	230	26,761
Biogen, Inc.*	14	4,705

		31,466

Building Products - 0.9%
Trane Technologies plc	64	13,092

Capital Markets - 3.3%
Charles Schwab Corp. (The)	138	9,384
Morgan Stanley	394	37,784

		47,168

Chemicals - 1.8%
Air Products and Chemicals, Inc.	25	7,130
Linde plc (United Kingdom)	61	18,740

		25,870

Commercial Services & Supplies - 1.1%
Waste Connections, Inc.	122	15,406

Consumer Finance - 1.4%
American Express Co.	118	20,071

Electric Utilities - 1.8%
NextEra Energy, Inc.	323	25,199

Entertainment - 0.6%
Netflix, Inc.*	17	8,540

Food Products - 1.2%
Mondelez International, Inc., Class A	281	17,767

Health Care Equipment & Supplies - 4.9%
Boston Scientific Corp.*	460	20,989
Danaher Corp.	76	22,610
Medtronic plc	62	8,167
Zimmer Biomet Holdings, Inc.	111	18,182

		69,948

Health Care Providers & Services - 3.0%
UnitedHealth Group, Inc.	105	43,142

Hotels, Restaurants & Leisure - 2.9%
Booking Holdings, Inc.*	6	12,961
Hilton Worldwide Holdings, Inc.*	83	10,871
Yum! Brands, Inc.	137	17,976

		41,808

Industrial Conglomerates - 1.4%
Honeywell International, Inc.	85	19,813

Interactive Media & Services - 12.4%
Alphabet, Inc., Class A*	24	64,968
Alphabet, Inc., Class C*	25	68,572
Facebook, Inc., Class A*	122	43,597

		177,137

Internet & Direct Marketing Retail - 5.8%
Amazon.com, Inc.*	25	83,290

IT Services - 7.9%
Fiserv, Inc.*	116	13,307
Mastercard, Inc., Class A	129	49,860
PayPal Holdings, Inc.*	123	33,984
WEX, Inc.*	80	15,121

		112,272

Machinery - 2.5%
Ingersoll Rand, Inc.*	321	15,697
Stanley Black & Decker, Inc.	102	20,060

		35,757

Media - 2.9%
Charter Communications, Inc., Class A*	26	19,519
Comcast Corp., Class A	370	21,772

		41,291

Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	148	10,065
Eli Lilly & Co.	123	30,037

		40,102

Professional Services - 0.6%
Leidos Holdings, Inc.	83	8,801

Road & Rail - 4.7%
Lyft, Inc., Class A*	105	5,809
Norfolk Southern Corp.	118	30,463
Union Pacific Corp.	138	30,233

		66,505

Semiconductors & Semiconductor Equipment - 8.7%
Advanced Micro Devices, Inc.*	63	6,679
Analog Devices, Inc.	77	12,824
ASML Holding NV (Registered), NYRS (Netherlands)	23	17,520
NVIDIA Corp.	93	18,173
NXP Semiconductors NV (China)	159	32,857
Texas Instruments, Inc.	187	35,704

		123,757

Software - 9.1%
Microsoft Corp.	455	129,552

Specialty Retail - 4.5%
AutoZone, Inc.*	10	15,864
Burlington Stores, Inc.*	29	9,709
Lowe’s Cos., Inc.	164	31,506
TJX Cos., Inc. (The)	100	6,895

		63,974

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	454	66,286

TOTAL COMMON STOCKS (Cost $496,179)		1,408,879

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS - 1.1%

INVESTMENT COMPANIES - 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)(Cost $15,579)	15,572	15,579

Total Investments - 99.9% (Cost $511,758)		1,424,458
Other Assets Less Liabilities - 0.1%		821

Net Assets - 100.0%		1,425,279

Percentages indicated are based on net assets.

Abbreviations

NYRS	New York Registry Shares

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities(a)	$ 1,424,458	$ –	$ –	$ 1,424,458

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$123	$106,637	$91,181	$—	(c)	$—	(c)	$15,579	15,572	$3	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.
(c)	Amount rounds to less than one thousand.